SHARE-BASED COMPENSATION - Number and Movement of Potential Shares (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares
Performance-Based RSU
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	2,519,294	3,085,164
Potential Shares, Granted (in shares)	1,049,839	1,028,342
Potential Shares, Over-performance (in shares)	677,944	248,230
Potential Shares, Vested (in shares)	(1,458,985)	(1,758,062)
Potential Shares, Forfeited (in shares)	(193,765)	(84,380)
Potential Shares, Ending balance (in shares)	2,594,327	2,519,294
Weighted- Average Grant-Date Fair Value per Share, Beginning balance | €	€ 12.11	€ 10.45
Weighted- Average Grant-Date Fair Value per Share, Granted | €	6.65	10.44
Weighted- Average Grant-Date Fair Value per Share, Over-performance | €	11.52	8.94
Weighted- Average Grant-Date Fair Value per Share, Vested | €	11.52	7.97
Weighted- Average Grant-Date Fair Value per Share, Forfeited | €	10.94	8.02
Weighted- Average Grant-Date Fair Value per Share, Ending balance | €	€ 10.17	€ 12.11
Percentage of vesting multiplier	100.00%
Performance based shares forfeited upon departure of certain beneficiaries (in shares)	193,765
Performance based shares forfeited upon non-fulfillment of performance conditions (in shares)	0
Restricted Stock Units
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	2,066,503	1,312,524
Potential Shares, Granted (in shares)	910,047	899,926
Potential Shares, Over-performance (in shares)	0	0
Potential Shares, Vested (in shares)	(589,655)	(106,000)
Potential Shares, Forfeited (in shares)	(154,984)	(39,947)
Potential Shares, Ending balance (in shares)	2,231,911	2,066,503
Weighted- Average Grant-Date Fair Value per Share, Beginning balance | €	€ 8.08	€ 8.47
Weighted- Average Grant-Date Fair Value per Share, Granted | €	4.64	7.10
Weighted- Average Grant-Date Fair Value per Share, Over-performance | €	0	0
Weighted- Average Grant-Date Fair Value per Share, Vested | €	7.50	4.55
Weighted- Average Grant-Date Fair Value per Share, Forfeited | €	7.37	8.31
Weighted- Average Grant-Date Fair Value per Share, Ending balance | €	€ 6.88	€ 8.08
Equity Award Plans
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	79,526	57,913
Potential Shares, Granted (in shares)	0	73,799
Potential Shares, Over-performance (in shares)	0	0
Potential Shares, Vested (in shares)	(46,614)	(42,559)
Potential Shares, Forfeited (in shares)	0	(9,627)
Potential Shares, Ending balance (in shares)	32,912	79,526
Weighted- Average Grant-Date Fair Value per Share, Beginning balance | €	€ 8.71	€ 8.31
Weighted- Average Grant-Date Fair Value per Share, Granted | €	0	8.39
Weighted- Average Grant-Date Fair Value per Share, Over-performance | €	0	0
Weighted- Average Grant-Date Fair Value per Share, Vested | €	8.94	7.60
Weighted- Average Grant-Date Fair Value per Share, Forfeited | €	0	8.71
Weighted- Average Grant-Date Fair Value per Share, Ending balance | €	€ 8.39	€ 8.71